SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of operating segments [abstract]
Summary of reportable segments financial information
Financial information by reportable segment for the periods ended December 31 is presented in the following tables. Inter-segment transactions between segments are not material, and are made on terms which are comparable to transactions with third parties.

	Total revenue			Adjusted EBITDA			CAPEX excl licenses and ROU
	2019	2018	2017	2019	2018	2017	2019	2018	2017

Our cornerstone
Russia	4,481	4,654	4,729	1,957	1,677	1,788	976	742	667

Our growth engines
Pakistan	1,321	1,494	1,525	669	714	703	213	199	240
Ukraine	870	688	622	572	387	347	156	115	98
Kazakhstan	486	441	416	270	206	180	108	66	75
Uzbekistan	258	315	513	136	136	261	53	39	63

Our frontier markets
Algeria	775	813	915	354	363	426	108	107	132
Bangladesh	537	521	574	222	183	233	82	93	101
Other and eliminations	135	160	180	312	(34)	(26)	38	43	53

HQ	—	—	—	(277)	(359)	(325)	7	11	31

Total segments	8,863	9,086	9,474	4,215	3,273	3,587	1,741	1,415	1,460

Summary of segments reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax
The following table provides the reconciliation of consolidated Adjusted EBITDA to consolidated income statement before tax for the years ended December 31:

	2019	2018	2017

Total Segments Adjusted EBITDA	4,215	3,273	3,587

Depreciation	(1,652)	(1,339)	(1,491)
Amortization	(394)	(495)	(537)
Impairment (loss) / reversal	(108)	(858)	(66)
Gain / (loss) on disposal of non-current assets	(43)	(57)	(26)
Gain / (loss) on sale of subsidiaries	1	30	—
Finance costs	(892)	(816)	(935)
Finance income	53	67	95
Other non-operating gain / (loss), net	21	(68)	(97)
Share of loss of joint ventures and associates	—	—	(22)
Impairment of joint ventures and associates	—	—	(110)
Net foreign exchange gain / (loss)	(20)	15	(70)

Profit / (loss) before tax from continuing operations	1,181	(248)	328

Summary of geographical information of non-current assets
The total of non-current assets (other than financial instruments, investments in subsidiaries and deferred tax assets, which are included in 'HQ and eliminations' along with consolidation eliminations), broken down by location of the assets, is shown in the following tables:

	2019	2018

Our cornerstone
Russia	6,797	4,794

Our growth engines
Pakistan	1,662	1,661
Ukraine	1,022	748
Kazakhstan	554	458
Uzbekistan	217	212

Our frontier markets
Algeria	1,926	1,890
Bangladesh	855	773
Other and eliminations	499	438

HQ	28	18

Total segments	13,560	10,992